SEMI-ANNUAL
 ................................................................................
                             FINANCIAL REPORT
 ................................................................................
                             STI CLASSIC FUNDS
 ................................................................................
                         A Family of Mutual Funds
 ................................................................................

          CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND
    CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
     CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND

                             November 30, 1999

                              [LOGO OMITTED]

Dear Valued STI Classic Trust Shareholder:

As of November 30, 1999, your STI Classic Funds' assets totaled $20.5 billion or 2.7% more than the totals reported to you as of May 31, 1999, the Funds' fiscal year end.

The U.S. economic expansion is approaching nine years duration and remains strong with modest inflation. However, interest rates have risen over a full percentage point in 1999, as bond investors feared the strong economy and a tight employment situation would lead to an inflationary surge. Inflation continues to be well controlled due to strong productivity gains and little pricing power at corporations. Thus, we believe yields are quite high and attractive. The Federal Reserve has increased money market rates by three-quarters of a percentage point in hopes of slowing the growth pace and to preempt inflationary pressures. Stocks continue to advance as a result of the excellent economic environment. At some point, we think additional FED rate increases will drain liquidity from the system and increase competition for stocks.

The STI Classic Funds introduced two new funds in the fourth quarter of this year: the Core Equity Fund will focus on companies in the $1 billion plus market capitalization range with superior growth in earnings, sales and other traditional valuation measures. The second fund, the E-Commerce Opportunity
Fund, a growth fund, invests in companies that are expected to benefit substantially from electronic commerce.

With 34 funds now available, the STI Classic Funds are well positioned, as we approach the new millennium, with a broad range of high quality mutual funds that utilize a time tested and disciplined investment management approach.


                                           Sincerely,

                                           /s/signature omitted


                                           Anthony R. Gray
                                           Chairman, Chief Investment Officer
                                           STI Capital Management, N.A.


                                           /s/signature omitted

                                           Douglas S. Phillips, CFA
                                           President, Chief Investment Officer
                                           Trusco Capital Management, Inc.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS NOVEMBER 30, 1999


CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
                                       FACE
                                  AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (15.3%)
FINANCE (11.0%)
   Credit Suisse First Boston
     5.750%, 07/14/00              $   25,000   $  25,000
   Daimlerchrysler
     5.895%, 03/23/00                  25,000      24,554
   Den Norske Bank
     5.840%, 02/10/00                  25,000      24,720
   Deutsche Bank Financial
     5.320%, 12/01/99                  40,000      40,000
     5.350%, 02/16/00                  35,000      34,600
   Merrill Lynch
     5.350%, 02/01/00                  35,000      34,678
   Sigma Finance
     5.750%, 07/20/00                  25,000      25,000
   Ubs Finance
     4.930%, 12/21/99                  35,000      34,904
   Ubs Finance (De)
     4.780%, 12/23/99                  15,000      14,956
                                                ---------
                                                  258,412
                                                ---------
INDUSTRIAL (4.3%)
   Archer Daniels Midland
     5.650%, 03/22/00                  20,000      19,648
   Ford Motor
     5.810%, 04/13/00                  50,000      48,919
   General Electric Capital
     5.730%, 08/01/00                  35,000      33,641
                                                ---------
                                                  102,208
                                                ---------
Total Commercial Paper
     (Cost $360,620)                              360,620
                                                ---------
CORPORATE OBLIGATIONS (36.1%)
FINANCE (33.0%)
   Associates Corporation of
     North America
     6.000%, 03/15/00                     150         150

--------------------------------------------------------------------------------
                                       FACE
                                  AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
FINANCE -- CONTINUED
   Bayerische Hypotheken Bank
     6.125%, 12/30/99                 $   227     $   227
   Bayerische Hypotheken
     Bank, MTN
     6.250%, 12/30/99                     150         150
     6.000%, 01/07/00                     416         416
   Bayerische Vereinsbank, MTN
     6.000%, 12/10/99                     206         206
   Bear Stearns
     5.810%, 06/19/00                  35,000      35,000
     6.500%, 07/05/00                  25,000      25,053
   Bear Stearns, MTN (B)
     5.573%, 01/18/00                  15,000      15,000
   Beneficial, MTN (B)
     5.583%, 06/01/00                  10,000      10,006
   Beta Finance, MTN (B)
     6.118%, 04/17/00                  15,000      15,000
     5.520%, 06/12/00                  25,000      25,000
     5.910%, 08/16/00                  30,000      30,000
   Branch Banking and Trust (B)
     5.770%, 05/25/00                  35,000      34,993
   Chrysler Financial
     9.500%, 12/15/99                   7,086       7,098
   Chrysler Financial, MTN
     6.375%, 01/28/00                   3,750       3,757
   Commerzbank, MTN
     5.125%, 03/07/00                     148         148
   Credit Suisse First Boston
     International, MTN (A)
     5.400%, 03/20/00                  20,000      20,000
     5.590%, 06/08/00                  10,000       9,994
   Credit Suisse First Union (A) (B)
     5.800%, 06/01/00                  35,000      34,998
   Decrorgan, MTN (B)
     5.398%, 07/03/00                  40,000      40,000
   Deutsche Bank, MTN
     6.500%, 12/29/99                     677         678

                                                                 (UNAUDITED)
--------------------------------------------------------------------------------
                                       FACE
                                  AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
FINANCE -- CONTINUED
   Dresdner Finance, MTN
     5.500%, 12/21/99                 $   475     $   475
   First Union (B)
     5.810%, 06/01/00                  25,000      25,000
   Ford Motor Credit, MTN
     6.125%, 12/03/99                     870         870
     8.625%, 01/24/00                     344         346
   General Electric Capital, MTN
     5.430%, 01/17/00                     100         100
     5.840%, 03/30/00                     150         150
   GMAC
     7.000%, 03/01/00                     195         196
   GMAC, MTN
     6.250%, 01/06/00                     500         500
     8.500%, 01/31/00                   2,000       2,011
   Goldman Sachs, MTN
     6.100%, 09/25/00                  30,000      30,000
   Goldman Sachs, MTN (A)
     5.280%, 02/24/00                  10,000      10,000
   Goldman Sachs, MTN (A) (B)
     6.321%, 01/21/00                  40,000      40,007
   Helaba Finance Bank, MTN
     5.750%, 12/21/99                     464         464
   Household Finance, MTN (B)
     5.950%, 09/14/00                  30,000      29,986
   Interamer Development Bank, MTN
     6.250%, 12/31/99                     145         145
   International Bank Reconciliation
     and Development, MTN
     5.150%, 03/23/00                     326         326
   J.P. Morgan, MTN (B)
     5.800%, 05/04/00                  20,000      20,000
   Key Bank (B)
     5.810%, 07/14/00                  39,000      38,988
   Merrill Lynch (B)
     5.830%, 02/17/00                  15,000      15,000
   Merrill Lynch, MTN (B)
     5.890%, 09/05/00                  25,000      24,998

--------------------------------------------------------------------------------
                                       FACE
                                  AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
FINANCE -- CONTINUED
   Morgan Stanley Dean Witter
     6.250%, 03/15/00                 $ 1,500     $ 1,504
   Morgan Stanley Dean Witter (B)
     5.860%, 01/20/00                  35,000      35,000
     5.860%, 02/04/00                  35,000      35,000
   Morgan Stanley Dean
     Witter, MTN (B)
     6.161%, 02/23/00                  10,000      10,003
   Rabobank, MTN
     6.375%, 12/31/99                     223         223
     6.000%, 12/31/99                     122         122
   Sigma Finance (A)
     5.305%, 03/13/00                  15,000      15,000
   Sigma Finance, MTN
     5.350%, 05/22/00                  25,000      25,000
   Southeastern Retirement
     Association (B)
     5.650%, 12/01/99                  21,500      21,500
   Tampa Bay Devil Rays (B)
     5.650%, 12/01/99                  50,500      50,500
   Texas State
     5.850%, 12/01/99                   1,250       1,250
   Toronto Dominion Bank, MTN
     6.500%, 03/27/00                     509         511
   Toyota Motor Credit
     5.750%, 12/20/99                     382         382
   Wachovia
     7.000%, 12/15/99                   2,443       2,445
   Xerox Credit, MTN
     5.635%, 07/14/00                  30,000      29,992
                                                ---------
                                                  775,868
                                                ---------
INDUSTRIAL (2.9%)
   Anheuser Busch (B)
     5.344%, 06/16/00                  40,000      39,987
   Anheuser Busch, MTN
     7.850%, 12/01/99                   1,300       1,300

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 1999


CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND--CONTINUED
--------------------------------------------------------------------------------
                                       FACE
                                  AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
INDUSTRIAL -- CONTINUED
   AT&T, MTN
     8.250%, 01/11/00                 $ 2,000    $  2,007
   Caterpillar Financial, MTN
     5.750%, 01/31/00                     122         122
   Ford Holdings
     9.250%, 03/01/00                   3,940       3,978
   Phillip Morris (B)
     9.250%, 02/15/00                     900         907
     6.150%, 03/15/00                  11,900      11,926
   Unilever NV, MTN
     8.000%, 12/08/99                     110         110
   Wal-Mart (B)
     5.650%, 02/01/00                   8,000       8,007
                                                ---------
                                                   68,344
                                                ---------
UTILITIES (0.2%)
   BellSouth
     6.500%, 02/01/00                     500         501
   Province of Quebec
     9.125%, 03/01/00                   4,000       4,038
   Southern California Edison
     8.250%, 02/01/00                     650         653
                                                ---------
                                                    5,192
                                                ---------
Total Corporate Obligations
     (Cost $849,404)                              849,404
                                                ---------
CERTIFICATES OF DEPOSIT (9.6%)
   Albertson's Inc. (A) (B)
     5.408%, 07/14/00                  40,000      39,990
   Amex Centurion Bank (B)
     5.910%, 02/25/00                  30,000      30,000
   Bayerische Hypo
     5.270%, 03/03/00                  20,000      19,995
   Branch Banking and Trust (B)
     5.800%, 02/01/00                  20,000      19,999
   Canadian Imperial Bank
     5.120%, 02/23/00                  15,000      14,998

--------------------------------------------------------------------------------
                                       FACE
                                  AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- CONTINUED
   Commerzbank AG
     5.160%, 02/25/00               $  13,000  $   12,998
   First USA Bank
     6.040%, 08/04/00                  40,000      40,000
   Royal Bank of Canada
     6.180%, 10/25/00                  35,000      34,979
   Toronto Dominion Bank
     5.270%, 03/03/00                  12,500      12,497
                                                ---------
Total Certificates of Deposit
     (Cost $225,456)                              225,456
                                                ---------
ASSET-BACKED SECURITIES (0.0%)
   Americredit Auto Receivables
     Trust, Ser 1999-B, Cl A1
     4.917%, 06/12/00                     472         472
                                                ---------
Total Asset-Backed Securities
     (Cost $472)                                      472
                                                ---------
TAXABLE MUNICIPAL BOND (1.3%)
   California Housing Finance
     Agency (MBIA),  (B)
     5.600%, 12/02/99                  30,000      30,000
                                                ---------
Total Taxable Municipal Bond
     (Cost $30,000)                                30,000
                                                ---------
BANK NOTES (5.1%)
   American Express Centurion (B)
     5.800%, 05/08/00                  15,000      15,000
     5.810%, 06/02/00                  35,000      35,000
   Branch Banking and Trust (B)
     5.910%, 09/05/00                  20,000      20,000
   Fcc National Bank
     6.065%, 08/14/00                  25,000      24,994
   First Union (B)
     5.780%, 05/11/00                  25,000      24,998
                                                ---------
Total Bank Notes
     (Cost $119,992)                              119,992
                                                ---------

--------------------------------------------------------------------------------

                                                                     (UNAUDITED)


--------------------------------------------------------------------------------
                                       FACE
                                  AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
CASH EQUIVALENTS (4.3%)
   Aim Liquid Assets Portfolio (B)   $100,000  $  100,000
                                               ----------
Total Cash Equivalents
     (Cost $100,000)                              100,000
                                               ----------
REPURCHASE AGREEMENTS (27.7%)
   ABN AMRO 5.67%, dated
     11/30/99, matures 12/01/99,
     repurchase price $190,071,326
     (collateralized by various FNMA
     obligations: total market value
     $193,872,752) (C)                190,071     190,071
   Barclays 5.67%, dated 11/30/99,
     matures 12/01/99, repurchase
     price $74,188,519 (collateralized
     by FHLB and FNMA obligations:
     total market value
     $75,673,018) (C)                  74,189      74,189
   Deutsche Bank 5.67%, dated
     11/30/99, matures 12/01/99,
     repurchase price $148,114,469
     (collateralized by FHLMC
     obligation: total market value
     $151,076,758) (C)                148,114     148,114
   Greenwich 5.67%, dated 11/30/99,
     matures 12/01/99, repurchase
     price $47,083,530 (collateralized
     by various GNMA obligations: total
     market value $48,026,182) (C)     47,084      47,084
   Merrill Lynch 5.67%, dated
     11/30/99, matures 12/01/99,
     repurchase price $51,302,380
     (collateralized by FHLB, FHLMC,
     and FNMA obligations: total
     market value $52,331,476) (C)     51,302      51,302

--------------------------------------------------------------------------------
                                       FACE
                                  AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- CONTINUED
   Morgan Stanley 5.67%, dated
     11/30/99, matures 12/01/99,
     repurchase price $15,000,000
     (collateralized by various FNMA
     obligations: total market value
     $15,846,074) (C)                $ 15,000  $   15,000
   Salomon Brothers 5.67%, dated
     11/30/99, matures 12/01/99,
     repurchase price $99,884,344
     (collateralized by various FHLMC
     and FNMA obligations: total
     market value $101,882,030) (C)    99,885      99,885
   Warburg 5.67%, dated 11/30/99,
     matures 12/01/99, repurchase
     price $26,148,282 (collateralized
     by various FNMA obligations:
     total market value
     $26,672,060) (C)                  26,148      26,148
                                               ----------
Total Repurchase Agreements
     (Cost $651,793)                              651,793
                                               ----------
Total Investments (99.4%)
     (Cost $2,337,737)                          2,337,737
                                               ----------
OTHER ASSETS AND LIABILITIES, NET (0.6%)           13,890
                                               ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 1999



CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND--CONCLUDED
--------------------------------------------------------------------------------

                                                VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund shares of the Institutional Class
   (unlimited authorization --- no par
   value) based on 2,351,615,218
   outstanding shares of beneficial interest   $2,351,615
Undistributed net investment income                     1
Accumulated net realized gain on
   investments                                         11
                                               ----------
Total Net Assets (100.0%)                      $2,351,627
                                               ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Shares          $1.00
                                               ==========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 11.

--------------------------------------------------------------------------------
                                                                 (UNAUDITED)


CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------
                                       FACE
                                  AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT  AGENCY OBLIGATION (4.8%)
   SLMA (B)
     5.625%, 12/16/99                 $35,000    $ 35,000
                                                 --------
Total U.S. Government Agency
     Obligation
     (Cost $35,000)                                35,000
                                                 --------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS (67.3%)
   FHLB
     4.966%, 02/25/00                  30,000      29,994
     5.739%, 03/03/00                  30,000      30,000
     5.160%, 03/08/00                  30,000      29,996
     5.125%, 05/19/00                  20,000      19,993
   FHLB (B)
     5.760%, 01/13/00                  40,000      40,000
     5.710%, 09/22/00                  40,000      39,991
     5.880%, 10/13/00                  30,000      30,000
   FHLBDN
     5.810%, 09/15/00                  20,000      19,118
   FNMA
     4.970%, 04/12/00                  20,000      19,996
     5.940%, 05/05/00                  25,000      24,996
     5.120%, 05/26/00                  10,000       9,993
     5.460%, 06/21/00                  30,000      29,993
     5.785%, 07/07/00                  20,000      19,333
   FNMA (B)
     5.730%, 09/29/00                  50,000      49,988
     5.695%, 11/06/00                  25,000      24,979
   FNMADN
     5.485%, 08/11/00                  20,000      19,232
     5.900%, 10/06/00                  20,000      19,037
   FNMA, MTN (B)
     5.433%, 11/22/00                  30,000      29,977
                                                 --------
Total U.S. Agency Mortgage-Backed Obligations
     (Cost $486,616)                              486,616
                                                 --------

--------------------------------------------------------------------------------
                                       FACE
                                  AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (27.5%)
   ABN-AMRO 5.67%, dated 11/30/99,
     matures 12/01/99, repurchase
     price $28,684,782 (collateralized
     by various GNMA obligations:
     total market value
     $29,258,478) (C)                 $73,926    $ 73,926
   Deutsche Bank 5.67%, dated
     11/30/99, matures 12/01/99,
     repurchase price $73,925,874
     (collateralized by a FHLMC
     obligation: total market value
     $75,404,392) (C)                  28,685      28,685
   CIBC 5.67%, dated 11/30/99,
     matures 12/01/99, repurchase
     price $25,108,887 (collateralized
     by FHLMC obligations: market
     value $25,611,065) (C)            25,109      25,109
   Greenwich 5.67%, dated 11/30/99,
     matures 12/01/99, repurchase
     price $65,141,095 (collateralized
     by FHLMC obligations: total market
     value $66,447,257) (C)            65,141      65,141
   JP Morgan 5.67%, dated 11/30/99,
     matures 12/01/99, repurchase
     price $6,000,000 (collateralized
     by FNMA obligations: total
     market value $6,120,001) (C)       6,000       6,000
                                                 --------
Total Repurchase Agreements
     (Cost $198,861)                              198,861
                                                 --------
Total Investments (99.6%)
     (Cost $720,477)                              720,477
                                                 --------
OTHER ASSETS AND LIABILITIES, NET (0.4%)            2,708
                                                 --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 1999



CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND--CONCLUDED
--------------------------------------------------------------------------------

                                                VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund shares of the Institutional Class
   (unlimited authorization -- no par
   value) based on 723,203,572
   outstanding shares of beneficial interest     $723,204
Undistributed net investment income                     6
Accumulated net realized loss
   on investments                                     (25)
                                                 --------
Total Net Assets (100.0%)                        $723,185
                                                 ========
Net Asset Value, Offering and
   Redemption Price Per Share --
   Institutional Shares                             $1.00
                                                 ========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 11.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------
                                       FACE
                                  AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (10.7%)
   U.S. Treasury Bill
     5.085%, 02/24/00                $150,000  $  148,174
   U.S. Treasury Note
     5.500%, 02/29/00                  22,000      22,034
                                               ----------
Total U.S. Treasury Obligations
     (Cost $170,208)                              170,208
                                               ----------
CASH EQUIVALENTS (8.8%)
   AIM Institutional Treasury
     Portfolio (B)                     70,000      70,000
   SEI Daily Income Trust Treasury II
     Portfolio (B)                     70,000      70,000
                                               ----------
Total Cash Equivalents
     (Cost $140,000)                              140,000
                                               ----------
REPURCHASE AGREEMENTS (80.8%)
   ABN-Amro 5.61%, dated 11/30/99,
     matures 12/01/99, repurchase
     price $372,185,483 (collateralized
     by a U.S. Treasury Note: total
     market value $379,629,269) (C)   372,185     372,186
   Barclays 5.61%, dated 11/30/99,
     matures 12/01/99, repurchase
     price $70,136,843 (collateralized
     by U.S. Treasury Note: total
     market value $71,539,959) (C)     70,137      70,137
   Duetsche Bank 5.61%, dated
     11/30/99, matures 12/01/99,
     repurchase price $70,415,354
     (collateralized by various U.S.
     Treasury Notes and U.S. Treasury
     Bonds: total market value
     $71,823,914) (C)                  70,415      70,415

--------------------------------------------------------------------------------
                                       FACE
                                  AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- CONTINUED
   Greenwich 5.61%, dated 11/30/99,
     matures 12/01/99, repurchase
     price $70,294,497 (collateralized
     by U.S. Treasury Bond: total
     market value $71,704,723) (C)    $70,294 $    70,295
   J.P. Morgan 5.61%, dated 11/30/99,
     matures 12/01/99, repurchase
     price $70,397,295 (collateralized
     by a U.S. Treasury Note: total
     market value $71,805,513) (C)     70,397      70,397
   Merrill Lynch 5.61%, dated
     11/30/99, matures 12/01/99,
     repurchase price $70,148,283
     (collateralized by U.S. Treasury
     STRIPS: total market value
     $71,554,302) (C)                  70,148      70,148
   Morgan Stanley 5.61%, dated
     11/30/99, matures 12/01/99,
     repurchase price $70,097,255
     (collateralized by a U.S. Treasury
     Bond: total market value
     $71,862,427) (C)                  70,097      70,097
   Salomon Brothers 5.61%, dated
     11/30/99, matures 12/01/99,
     repurchase price $69,973,584
     (collateralized by U.S. Treasury
     Bond: total market value
     $71,535,014) (C)                  69,974      69,974
   SBC Warburg 5.61%, dated
     11/30/99, matures 12/01/99,
     repurchase price $360,766,266
     (collateralized by a U.S. Treasury
     Bond: total market value
     $367,982,373) (C)                360,766     360,766

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 1999



CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND--CONCLUDED
--------------------------------------------------------------------------------
                                       FACE
                                  AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- CONTINUED
   Goldman Sachs
     5.40%, dated 11/30/99, matures
     12/01/99, repurchase price $65,000,000
     (collateralized by U.S. Treasury
     Bond: total market value
     $68,345,913) (C)                 $65,000   $  65,000
                                               ----------
Total Repurchase Agreement
     (Cost $1,289,415)                          1,289,415
                                               ----------
Total Investments (100.3%)
     (Cost $1,599,623)                          1,599,623
                                               ----------
OTHER ASSETS AND LIABILITIES, NET (-0.3%)          (4,659)
                                               ----------
NET ASSETS:
Fund shares of the Institutional Class
   (unlimited authorization -- no par
   value) based on 301,563,643
   outstanding shares of beneficial interest      301,564
Fund shares of the Corporate Trust Class
   (unlimited authorization -- no par
   value) based on 1,293,366,984
   outstanding shares of beneficial interest    1,293,367
Undistributed net investment income                     2
Accumulated net realized gain
   on investments                                      31
                                               ----------
Total Net Assets (100.0%)                      $1,594,964
                                               ==========
Net Asset Value, Offering and
   Redemption Price Per Share --
   Institutional Shares                             $1.00
                                               ==========
Net Asset Value, Offering and
   Redemption Price Per Share --
   Corporate Trust Shares                           $1.00
                                               ==========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 11.

--------------------------------------------------------------------------------

                                                                     (UNAUDITED)

                        KEY TO ABBREVIATIONS USED IN THE
                             STATEMENT OF NET ASSETS


Cl          Class
FHLB        Federal Home Loan Bank
FHLBDN      Federal Home Loan Bank Discount Note
FHLMC       Federal Home Loan Mortgage Corporation
FNMA        Federal National Mortgage Association
FNMADN      Federal National Mortgage Association Discount Note
GNMA        Government National Mortgage Association
MBIA        Security insured by the Municipal Bond Investors
            Assurance Corporation
MTN         Medium Term Note
Ser         Series
SLMA        Student Loan Marketing Association
STRIPS      Separately Traded Registered Interest and Principal Security
(A)         Private Placement Security
(B)         Adjustable Rate Security. The rate reported on the Statement of Net Assets is the rate in effect on November 30, 1999.
            The date shown is the next scheduled reset date.
(C)         Tri-Party Repurchase Agreement

                       This page intentionally left blank.


STATEMENTS OF OPERATIONS (000)
------------------------------------------------------------------------------------------------------------------------------------

STI CLASSIC FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 1999                                                           (UNAUDITED)
                                                                        CLASSIC           CLASSIC           CLASSIC
                                                                     INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL
                                                                    CASH MANAGEMENT   U.S. GOVERNMENT    U.S. TREASURY
                                                                     MONEY MARKET    SECURITIES MONEY  SECURITIES MONEY
                                                                         FUND           MARKET FUND       MARKET FUND
                                                                     -------------    ---------------   ---------------
                                                                       06/01/99-         06/01/99-         06/01/99-
                                                                       11/30/99          11/30/99          11/30/99
                                                                       --------          --------          --------
Income:
   Interest Income                                                      $55,293           $16,758           $32,762
                                                                        -------           -------           -------
Expenses:
   Investment Advisory Fees                                               2,072               646             1,291
   Investment Advisory Fees Waived/Reimbursed                              (331)             (128)            (206)
   Administrator Fees                                                       734               229              458
   Administrator Fees Waived                                               (207)              (43)            (129)
   Transfer Agent Fees                                                       17                16                6
   Transfer Agent Out of Pocket Fees                                         93                29               58
   Printing Fees                                                             52                16               32
   Custody Fees                                                              41                 7               26
   Professional Fees                                                         41                13               26
   Trustee Fees                                                              10                 3                6
   Registration Fees                                                         41                15               26
   Distribution Fees                                                         --                --            1,036
   Insurance and Other Fees                                                  26                 5                3
   Amortization of Deferred Organizational Costs                              1                --                1
                                                                        -------           -------           -------
   Total Expenses                                                         2,590               808            2,634
                                                                        -------           -------           -------
   Net Investment Income                                                 52,703            15,950           30,128
                                                                        -------           -------           -------
   Net Realized Gain on Securities Sold                                      --                --                5
                                                                        -------           -------           -------
   Increase in Net Assets Resulting from Operations                     $52,703           $15,950           $30,133
                                                                        =======           =======           =======

Amounts designated as "--" are either $0 or round to $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


STATEMENTS OF CHANGES IN NET ASSETS (000)
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC FUNDS FOR THE PERIODS ENDED NOVEMBER 30, MAY 31, AND JANUARY 31, 1999


                                           CLASSIC                           CLASSIC                    CLASSIC
                                        INSTITUTIONAL                     INSTITUTIONAL              INSTITUTIONAL
                                       CASH MANAGEMENT                   U.S. GOVERNMENT             U.S. TREASURY
                                        MONEY MARKET                    SECURITIES MONEY           SECURITIES MONEY
                                            FUND                           MARKET FUND                MARKET FUND
                               -------------------------------   --------------------------------  ---------------------------------
                               06/01/99-   02/01/99- 02/01/98-    06/01/99- 02/01/99-  02/01/98-    06/01/99-  06/01/98-
                               11/30/99    05/31/99  01/31/99     11/30/99  05/31/99   01/31/99     11/30/99   05/31/99
                               ---------   --------- ---------   ---------- --------- ----------    ---------  ----------
Operations:
  Net Investment Income      $    52,703 $   15,177  $ 42,861    $ 15,950   $ 10,264  $ 34,235      $  30,128  $  10,844
Net Realized Gain
      on Investments                  --          1        --          --         --        --              5         25
                              ---------- ----------  ---------    --------  ---------  ---------    ---------  ---------
    Increase in Net Assets
      Resulting from
          Operations              52,703     15,178    42,861      15,950     10,264     34,235        30,133     10,869
                              ---------- ----------  ---------    --------  ---------  ---------    ---------  ---------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares                 (52,700)   (15,172)  (42,874)    (15,944)   (10,249)   (34,250)       (6,140)   (10,842)
    Corporate Trust Shares            --         --        --          --         --         --       (23,990)        --
                              ---------- ----------  ---------    --------  ---------  ---------    ---------  ---------
    Total Distributions          (52,700)   (15,172)  (42,874)    (15,944)   (10,249)   (34,250)      (30,130)   (10,842)
                              ---------- ----------  ---------    --------  ---------  ---------    ---------  ---------
Capital Transactions:
  Institutional Shares:
    Proceeds from
      Shares Issued            3,205,785  2,243,802  7,764,540   1,073,591  1,958,641  6,897,369      729,276  1,267,762
    Shares Issued in
  Connection with Crestar
  Arbor Merger                        --  1,072,229         --          --         --         --           --         --
    Reinvestments of
  Cash Distributions              33,604      7,086     10,074       5,597      3,113     13,467        6,594      7,876
    Cost of Shares Redeemed   (2,776,248)(2,319,130)(7,630,948)   (973,098)(2,032,711)(7,012,200)    (717,801)(1,132,474)
                              ---------- ----------  ---------    --------  ---------  ---------    ---------  ---------
      Increase (Decrease) in
      Net Assets from
   Institutional Share
     Transactions                463,141  1,003,987    143,666     106,090    (70,957) (101,364)       18,069    143,164
                              ---------- ----------  ---------    --------  ---------  ---------    ---------  ---------
  Corporate Trust Shares:
    Proceeds from
       Shares Issued                  --         --         --          --         --        --      2,345,918        --
    Cost of Shares Redeemed           --         --         --          --         --        --    (1,052,551)        --
                              ---------- ----------  ---------    --------  ---------  ---------    ---------  ---------
      Increase in
    Net Assets from Corporate
           Trust Share
           Transactions               --         --         --          --         --        --     1,293,367         --
                              ---------- ----------  ---------    --------  ---------  ---------    ---------  ---------

        THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



STATEMENTS OF CHANGES IN NET ASSETS (000)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                        (UNAUDITED)
                                           CLASSIC                           CLASSIC                    CLASSIC
                                        INSTITUTIONAL                     INSTITUTIONAL              INSTITUTIONAL
                                       CASH MANAGEMENT                   U.S. GOVERNMENT             U.S. TREASURY
                                        MONEY MARKET                    SECURITIES MONEY           SECURITIES MONEY
                                            FUND                           MARKET FUND                MARKET FUND
                               --------------------------------   ------------------------------    --------------------
                               06/01/99-   02/01/99- 02/01/98-    06/01/99- 02/01/99-  02/01/98-    06/01/99-  06/01/98-
                               11/30/99    05/31/99  01/31/99     11/30/99  05/31/99   01/31/99     11/30/99   05/31/99
                               ---------   --------- ---------    --------- ---------  ---------    --------------------
       Total Increase
      (Decrease)
              in Net Assets      463,144  1,003,993    143,653     106,096    (70,942) (101,379)   1,311,439    143,191
                              ---------- ----------  ---------   ---------  --------- ---------   ----------  ---------
Net Assets:
    Beginning of Period        1,888,483    884,490    740,837     617,089    688,031   789,410      283,525    140,334
                              ---------- ----------  ---------   ---------  --------- ---------   ----------  ---------
  End of Period               $2,351,627 $1,888,483  $ 884,490   $ 723,185  $ 617,089 $ 688,031   $1,594,964  $ 283,525
                              ========== ==========  =========   =========  ========= =========   ==========  =========

(1) Shares Issued and Redeemed:
  Institutional Shares:
    Shares Issued              3,205,785  2,243,802  7,764,540   1,073,591  1,958,641 6,897,369      729,276  1,267,762
    Shares Issued in
  Connection with
  Crestar Arbor Merger                --  1,072,211         --          --         --        --           --         --
    Shares Issued in Lieu
          of Cash Distributions   33,604      7,086     10,074       5,597      3,113     13,467       6,594      7,876
    Shares Redeemed           (2,776,248)(2,319,131)(7,630,948)   (973,098)(2,032,711)(7,012,200)   (717,801)(1,132,474)
                              ---------- ----------  ---------   ---------  --------- ---------   ----------  ---------
Net Institutional
   Share Transactions            463,141  1,003,968    143,666     106,090    (70,957) (101,364)      18,069    143,164
                              ---------- ----------  ---------   ---------  --------- ---------   ----------  ---------
Corporate Trust Shares:
    Shares Issued                     --         --         --          --         --        --    2,345,918         --
    Shares Redeemed                   --         --         --          --         --        --   (1,052,551)        --
                              ---------- ----------  ---------   ---------  --------- ---------   ----------  ---------
Net Corporate Trust
  Share Transactions                  --         --         --          --         --        --    1,293,367         --
                              ---------- ----------  ---------   ---------  --------- ---------   ----------  ---------
Net Change in Capital
  Shares                         463,141  1,003,968    143,666     106,090    (70,957) (101,364)   1,311,436    143,164
                              ========== ==========  =========   =========  ========= =========   ==========  =========

Amounts designated as "--" are either $0 or round to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS FOR THE PERIODS FROM INCEPTION THROUGH NOVEMBER 30, 1999
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD




                                           NET                                  NET ASSET                   NET ASSETS
                     NET ASSET VALUE   INVESTMENT    DISTRIBUTIONS FROM          VALUE END         TOTAL     END OF
                   BEGINNING OF PERIOD   INCOME     NET INVESTMENT INCOME       OF PERIOD        RETURN+   PERIOD (000)
                   -------------------  ----------  ---------------------      -----------      ---------  -----------
CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND (A)
Institutional Shares
           1999**            $1.00           0.03            (0.03)              $1.00             2.57% $2,351,627
           1999*              1.00           0.02            (0.02)               1.00             1.58   1,888,483
           For the years ended January 31:
           1999               1.00           0.05            (0.05)               1.00             5.46     884,490
           1998               1.00           0.06            (0.06)               1.00             5.66     740,837
           1997               1.00           0.05            (0.05)               1.00             5.45     477,435
           1996(B)            1.00           0.02            (0.02)               1.00             1.42     382,632

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND (C)
Institutional Shares
           1999**            $1.00           0.02            (0.02)              $1.00             2.50% $  723,185
           1999*              1.00           0.02            (0.02)               1.00             1.56     617,089
           For the years ended January 31:
           1999               1.00           0.05            (0.05)               1.00             5.30     688,031
           1998               1.00           0.05            (0.05)               1.00             5.52     789,410
           1997               1.00           0.05            (0.05)               1.00             5.29     586,731
           1996               1.00           0.06            (0.06)               1.00             5.88     514,870
           1995(D)            1.00           0.03            (0.03)               1.00             4.98     579,422

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND
Institutional Shares
           1999**            $1.00           0.02            (0.02)              $1.00             2.43% $  301,594
           1999               1.00           0.05            (0.05)               1.00             4.97     283,525
           1998               1.00           0.05            (0.05)               1.00             5.50     140,334
           1997(E)            1.00           0.02            (0.02)               1.00             2.46      20,238
Corporate Trust Shares
           1999**(F)         $1.00           0.02            (0.02)              $1.00             2.32% $1,293,370

(A) On May 17, 1999, the Arbor Prime Obligations Fund exchanged all of its assets and certain liabilities for shares of the Classic Institutional Cash Management Money Market Fund. The Arbor Prime Obligations Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 17, 1999 have been carried forward in these financial highlights.
(B) Commenced operations on October 25, 1995. All ratios for the period have been annualized.
(C) On May 24, 1999, the Arbor U.S. Government Securities Money Fund exchanged all of its assets and certain liabilities for shares of the Classic Institutional U.S. Government Securities Money Market Fund. The Arbor U.S. Government Securities Money Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE  FINANCIAL STATEMENTS.

================================================================================
                                                                   (UNAUDITED)

                                                                                                         RATIO OF
                                                                                 RATIO OF               NET INVESTMENT
                                                         RATIO OF               EXPENSES TO                INCOME TO
                                RATIO OF             NET INVESTMENT         AVERAGE NET ASSETS        AVERAGE NET ASSETS
                              EXPENSES TO              INCOME TO           (EXCLUDING WAIVERS        (EXCLUDING WAIVERS
                           AVERAGE NET ASSETS      AVERAGE NET ASSETS       AND REIMBURSEMENTS)       AND REIMBURSEMENTS)
                          -------------------     --------------------     --------------------       ------------------
CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND (A)
Institutional Shares
           1999**                0.25%                   5.09%                    0.30%                     5.04%
           1999*                 0.25                    4.79                     0.35                      4.69
           For the years ended January 31:
           1999                  0.23                    5.31                     0.35                      5.19
           1998                  0.20                    5.52                     0.36                      5.36
           1997                  0.20                    5.33                     0.38                      5.15
           1996(B)               0.20                    5.61                     0.40                      5.41

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND (C)
Institutional Shares
           1999**                0.25%                   4.93%                    0.30%                     4.88%
           1999*                 0.25                    4.73                     0.36                      4.62
           For the years ended January 31:
           1999                  0.23                    5.18                     0.36                      5.05
           1998                  0.20                    5.39                     0.37                      5.22
           1997                  0.20                    5.17                     0.37                      5.00
           1996                  0.20                    5.72                     0.37                      5.55
           1995(D)               0.20                    4.98                     0.38                      4.80

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND
Institutional Shares
           1999**                0.25%                   4.81%                    0.32%                     4.74%
           1999                  0.20                    4.83                     0.47                      4.56
           1998                  0.18                    5.34                     0.38                      5.14
           1997(E)               0.09                    5.27                     0.51                      4.85
Corporate Trust Shares
           1999**(F)             0.45%                   4.60%                    0.52%                     4.53%

(D) Commenced operations on August 1, 1994. All ratios for the period have been annualized.
(E) Commenced operations on December 12, 1996. All ratios for the period have been annualized.
(F) Commenced operations on June 3, 1999. All ratios for the period have been annualized.
 +  Returns are for the period indicated and have not been annualized.
 * For the period February 1, 1999 to May 31, 1999. All ratios for the period have been annualized.
 ** For the six month period ended November 30, 1999. All ratios have been annualized.

Amounts designated as "--" are either $0 or round to $0.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
================================================================================
STI CLASSIC FUNDS  NOVEMBER 30, 1999

1. Organization:

The STI Classic Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with thirty-six portfolios as of November 30, 1999: the Balanced Fund, the Capital Appreciation Fund (formerly the Capital Growth Fund), the Emerging Markets Equity Fund, the Growth and Income Fund, the International Equity Fund, the International Equity Index Fund, the Life Vision Balanced Portfolio, the Life Vision Growth and Income Portfolio, the Life Vision Maximum Growth Portfolio, the Mid-Cap Equity Fund, the Small Cap Equity Fund, the Small Cap Growth Stock Fund, the Sunbelt Equity Fund, the Tax Sensitive Growth Stock Fund, the Value Income Stock Fund, the Core Equity Fund, the E-Commerce Opportunity Fund, (collectively the "Equity Funds"), the Florida Tax-Exempt Bond Fund, the Georgia Tax-Exempt Bond Fund, Investment Grade Bond Fund, the Investment Grade Tax-Exempt Bond Fund, the Limited-Term Federal Mortgage Securities Fund, the Maryland Municipal Bond Fund, the Short-Term Bond Fund, the Short-Term U.S. Treasury Securities Fund, and the U.S. Government Securities Fund, the Virginia Intermediate Municipal Bond Fund, the Virginia Municipal Bond Fund, (collectively the "Fixed Income Funds"), the Prime Quality Money Market Fund, the Tax-Exempt Money Market Fund, the Tax-Free Money Market Fund, the U.S. Government Securities, the U.S. Treasury Money Market Fund (collectively the "Retail Money Market Funds"), the Classic Institutional Cash Management Money Market Fund, the Classic Institutional U.S. Government Securities Money Market Fund and the Classic Institutional U.S. Treasury Securities Money Market Fund, (collectively the "Institutional Money Market Funds" or the "Funds"). The assets of each portfolio are segregated, and a shareholder's interest is limited to the fund in which shares are held. Each fund's prospectus provides a description of the fund's investment objectives, policies and strategies. The financial statements presented herein are those of the Institutional Money Market Funds. The financial statements of the Equity Funds, the Fixed Income Funds and the Retail Money Market Funds are not presented herein, but are presented separately.

On February 17, 1999 and February 19, 1999, respectively, the Board of Trustees of the STI Classic Funds and Board of Trustees of the Arbor Funds approved an Agreement and Plan of Reorganization (the "Reorganization Agreement") providing for the transfer of all assets and certain stated liabilities of the Arbor Funds in exchange for the issuance of shares in the Funds in a tax-free reorganization (see Note 7).

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the
Trust:

     BASIS OF PRESENTATION OF STATEMENTS -- As more fully described in Note 7, the STI Classic Funds acquired certain Arbor Funds in a tax-free business combination. While each Fund now exists as a STI Classic Fund, both the surviving funds for accounting purposes are Arbor Funds. In accordance with generally accepted accounting principles, the financial statements presented herein represent those of accounting survivors. Accordingly, the Statements of Changes in Net Assets and Financial Highlights presented reflect periods beginning on the first day of the accounting survivor's fiscal year.

     SECURITY VALUATION -- Investment securities held by the Funds are stated a amortized cost, which approximates market value.

================================================================================
                                                                     (UNAUDITED)

     FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on an accrual basis. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized ratably to maturity and are included in interest income.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

     NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated each business day, by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding.

     OTHER -- Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets. Fund expenses are pro-rated to the respective classes on the basis of relative net assets.

     Distributions from net investment income of each of the Funds are declared on each business day and paid to shareholders on a monthly basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.


     USE OF ESTIMATES -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.

3. Organization Costs and Transactions with Affiliates:

In April 1998, the AICPA issued Statement of Position (SOP) No. 98-5, "Reporting on the Costs of Start-Up Activities." This SOP provides guidance on the financial reporting of start-up costs and organization costs and requires costs of start-up activities and organization costs to be expensed as incurred. Investment companies that began operations prior to June 30, 1998 can adopt the SOP prospectively. Therefore, previously capitalized organization costs will continue to be amortized over a period of sixty months. Any future start-up or organization costs will be expensed as incurred.

NOTES TO FINANCIAL STATEMENTS  (concluded)
================================================================================
STI CLASSIC FUNDS  NOVEMBER 30, 1999

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services ("the Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Fund has entered into an agreement with SEIInvestments to manage the investments of repurchase agreements for the Funds. For its services the Liquidity Desk received $905,023 for the year ended November 30, 1999.

4. Administration and Transfer Agency Servicing Agreements:

The Trust and the Administrator are parties to an Administration Agreement dated May 29, 1995, as amended November 19, 1997 and March 1, 1999, under which the Administrator provides administrative services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Trust) of: .12% up to $1 billion, .09% on the next $4 billion,
 .07% on the next $3 billion, .065% on the next $2 billion and .06% for over $10 billion.

Prior to May 24, 1999, and May 17, 1999, administrative and accounting services were provided to the Arbor U.S. Government Securities Money Fund and Arbor Prime Obligations Fund by SEI Investments Mutual Funds Services who was entitled to receive a fee at an annual rate of .08% of the average daily net assets of these funds. A portion of these fees were voluntarily waived.

The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated May 14, 1994 under which Federated Services Company provides transfer agency services to the Trust.

5. Investment Advisory and Custodian Agreements:
The Trust and Trusco Capital Management, Inc. (the "Investment Advisor") have entered into an advisory agreement dated July 15, 1993.

Under terms of the respective agreements, the Funds are charged the following annual fees based upon average daily net assets:

                       MAXIMUM  INSTITUTIONAL  CORPORATE
                       ANNUAL       SHARE     TRUST SHARE
                      ADVISORY     MAXIMUM      MAXIMUM
                         FEE       EXPENSE      EXPENSE
                       -------   ------------  ----------
Classic Institutional
   Cash Management
   Money Market Fund    .20%        .25%         --
Classic Institutional
   U.S. Government
   Securities Money
   Market Fund          .20%        .25%         --
Classic Institutional
   U.S. Treasury
   Money Market Fund    .20%        .25%        .45%

The Investment Advisor and the Administrator have voluntarily agreed to waive all or a portion of their fees (and to reimburse Funds' expenses) in order to limit operating expenses to an amount as outlined in the table above. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

Prior to May 24, 1999, and May 17, 1999, Crestar Asset Management Company ("CAMCO") provided Investment Advisory services to certain Arbor Funds. CAMCO was paid for advisory services to each Fund at an annual rate of .10% and .11% of the average daily net assets for Arbor U.S. Government Securities Money and Arbor Prime Obligations Funds, respectively.

SunTrust Bank, Atlanta, acts as custodian for the Funds. Fees of the Custodian are paid on the basis of the net assets of the Funds. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

================================================================================
                                                                     (UNAUDITED)


6. Concentration of Credit Risk:

The Classic Institutional Cash Management Money Market Fund invests in high quality money market instruments issued by corporations and the U.S. Government and rated by one or more nationally recognized statistical rating organizations, or, if not rated determined by the Advisor to be of comparable quality. The Classic Institutional U.S. Government Securities Money Market Fund invests in U.S. Treasury obligations, U.S. Government subsidiary corporation securities which are backed by the full faith and credit of the U.S. government and repurchase agreements with approved dealers collateralized by U.S. Treasury securities and U.S. Government subsidiary corporation securities. The Classic Institutional U.S. Treasury Securities Money Market Fund invests in U.S. Treasury Obligations, which are backed by the full faith and credit of the U.S. Government and repurchase agreements with approved dealers collateralized by U.S. Treasury securities.

7. Arbor Funds Merger:

The Board of Trustees and shareholders of certain of the Arbor Funds approved a reorganization of certain of the Arbor Funds into the STI Classic Funds which took place at the close of business on May 17, 1999 for the Arbor Prime Obligations Fund and May 24, 1999 for the Arbor U.S. Government Securities Money Fund.

The following table summarizes certain relevant information of the funds prior to and immediately after the business combinations on May 17, 1999 and May 24, 1999 and is unaudited:


                               SHARES
                             OUTSTANDING                                           SHARES ISSUED    NET ASSETS     NAV
                              ON MERGER                                             IN BUSINESS        AFTER       PER
        ARBOR FUND              DATE           STI CLASSIC FUND                    COMBINATION     COMBINATION    SHARE
 -------------------------   -----------      ------------------                   -------------   -----------   --------
U.S. Government Securities   684,672,707    Classic Institutional U.S. Government   684,672,707    684,647,218   $1.00
   Money Fund (1)                             Securities Money Market Fund
Prime Obligations Fund (1)   711,747,295    Classic Institutional Cash Management   711,747,295  1,783,974,148    1.00
                                              Money Market Fund


(1) Represents the accounting survivor in this business combination.

                                           INVESTMENT ADVISOR
                                         Trusco Capital Management, Inc.

                                 STI Classic Funds are not deposits, are not insured or guaranteed by the FDIC or any other government agency, and are not endorsed by and do not constitute obligations of SunTrust Banks, Inc. or any other of its affiliates. Investment in the Funds involves risk, including the possible loss of principal. There is no guarantee that any STI Classic Fund will achieve its investment objective. The STI Classic Funds are advised by affiliates of SunTrust Banks, Inc.


                                                    DISTRIBUTOR
                                         SEI Investments Distribution Co.

                                         This information must be preceded or
                                          accompanied by a current prospectus
                                               for each Fund described.